Basis for preparation, consolidation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Disclosure of Measurement Requirement of IFRS9 Explanatory [Table Text Block]
The classification and measurement requirements of IFRS 9 did not have a significant impact to the Group. Upon the adoption of IFRS 9, the Group had the following required or elected reclassifications as of January 1, 2018.

		IFRS 9 measurement category
		Fair value through profit or loss	Amortized cost	Fair value through other profit or loss
	US$(000)	US$(000)	US$(000)	US$(000)

IAS 39 measurement category
Financial Assets -
Loans and receivables -
Trade receivables (without provisional prices)	61,188	-	61,188	-
Trade receivables (with provisional prices)	144,844	152,268	-	-
Other accounts receivables	51,808	-	51,808	-

Financial assets at fair value through profit and loss -
Embedded derivatives	7,424	-	-	-

Financial Liabilities -
Loans and borrowings -
Bank loans	96,215	-	96,215	-
Financial obligations	633,083	-	633,083	-
Trade and other payables	220,042	-	220,042	-

Financial liability at fair value through profit and loss -
Contingent consideration liability	17,570	17,570	-	-

Fair value with changes in profit (loss) -
Hedge derivative financial instruments	28,705	-	-	28,705

The disclosure of useful lives of assets. [Text Block]
Depreciation of assets in mining units with short useful lives or used for administrative purposes is calculated using the straight-line method of accounting. The useful lives are the following:

Years

Buildings, construction and other	Between 6 and 20
Machinery and equipment	Between 5 and 10
Transportation units	5
Furniture and fixtures	10
Computer equipment	4

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Disclosure of Measurement Requirement of IFRS9 Explanatory [Table Text Block]
The classification and measurement requirements of IFRS 9 did not have a significant impact to the Company. Upon the adoption of IFRS 9, the Company had the following required or elected balances as of January 1, 2018.

January 1, 2018 -

		IFRS 9 measurement category
		Fair value through profit or loss/OCI	Amortized cost
	US$(000)	US$(000)	US$(000)

IAS 39 measurement category
Financial Assets -
Financial assets -
Embedded derivatives	15	15	-
Financial assets at fair value	23,000	23,000	-

Receivables -
Trade receivables	1,032	-	1,032
Other receivables	25,557	-	25,557

Financial Liabilities -
Loans and borrowings -
Trade and other payables	81,215	-	81,215

January 1, 2017 -

		IFRS 9 measurement category
		Fair value through profit or loss/OCI	Amortized cost
	US$(000)	US$(000)	US$(000)

IAS 39 measurement category
Financial Assets -
Financial assets -
Embedded derivatives	346	346	-
Financial assets at fair value	16,454	16,454	-

Receivables -
Trade receivables	9,965	-	9,965
Other receivables	24,055	-	24,055

Financial Liabilities -
Loans and borrowings -
Trade and other payables	63,300	-	63,300

The disclosure of useful lives of assets. [Text Block]
Remaining useful lives as follows:

Land improvements	Between 2 and 4 years
Buildings	Between 5 and 10 years
Plant and equipment	Between 3 and 10 years
Vehicles	Between 3 and 4 years
Furniture and fittings	Between 3 and 4 years
Other equipment	Between 3 and 4 years
Computer equipment	Between 3 and 4 years
Assets retirement cost	Useful life of the mine and (or) process facilities